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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Income Trust

Core Bond Fund

Portfolio of Investments -- March 31, 2009 (unaudited)

Credit Rating*
Moody's	S&P		Principal Amount	Market Value

		CORPORATE DEBT SECURITIES: 32.3% of net assets

		BANKS: 1.0%
A2	AA-	Wells Fargo & Co., 4.95%, 10/16/13	$100,000	$88,641

		CHEMICALS: 1.2%
A2	A	DuPont, 4.75%, 11/15/12	100,000	103,350

		COMPUTERS & PERIPHERAL: 2.3%
A2	A	Hewlett-Packard Co., 5.5%, 3/1/18	100,000	102,723
A1	A+	IBM Corp, 4.75%, 11/29/12	100,000	106,080

		CONSUMER DISCRETIONARY: 3.5%
A2	A	Costco Wholesale Corp., 5.5%, 3/15/17	100,000	105,601
A3	A	McDonald's Corp., 5.35%, 3/1/18	100,000	105,690
Aa2	AA	Wal-Mart Stores, Inc., 4.75%, 8/15/10	100,000	104,314

		CONSUMER STAPLES: 2.3%
A1	A+	Sysco Corp., 5.25%, 2/12/18	100,000	101,595
A2	A+	Walgreen Co., 4.875%, 8/01/13	100,000	106,071

		ENERGY: 1.1%
Baa2	BBB	Valero Energy Corp., 6.875%, 4/15/12	100,000	100,994

		FINANCIALS: 6.9%
A1	A+	American Express Co., 5.875%, 5/2/13	100,000	87,874
Aa1	AA	BP Capital Markets PLC., 3.875%, 3/10/15	100,000	100,432
Aa2	AA+	General Electric Capital Corp., 4.8%, 5/1/13	100,000	93,802
A1	A	Goldman Sachs, 5.75%, 10/1/16	100,000	90,308
Aa3	A	HSBC Finance Corp., 5.5%, 1/19/16	100,000	75,096
Baa2	BBB+	International Lease Finance, 4.875%, 9/1/10	100,000	73,073
A1	A	JP Morgan Chase, 5.25%, 5/1/15	100,000	89,677

		HEALTH CARE: 3.4%
A1	AA	Abbott Laboratories, 5.6%, 11/30/17	100,000	105,860
A1	AA	Eli Lilly & Co., 4.2%, 3/6/14	100,000	103,120
Baa1	A-	UnitedHealth Group, 5%, 8/15/14	100,000	96,964

		INDUSTRIAL: 2.0%
Baa2	BBB	Lubrizol Corp., 4.625%, 10/1/09	75,000	75,437
Aa3	AAA	United Parcel, 5.5%, 1/15/18	100,000	103,907

		INSURANCE: 2.0%
Baa2	BBB	Markel Corp., 6.8%, 2/15/13	75,000	74,483
Aaa	AAA	Berkshire Hathaway Inc., 4.85% , 1/15/15	100,000	101,099

		OIL: 1.1%
Baa1	BBB+	Marathon Oil Corp., 6.5%, 2/15/14	100,000	101,633
		TECHNOLOGY: 2.5%
A1	A+	Cisco Systems, Inc., 5.5%, 2/22/16	100,000	105,965
A2	A	Oracle Corp., 4.95%, 4/15/13	100,000	105,776

		TELECOMMUNICATIONS: 1.8%
Baa2	BBB+	AT&T Broadband, 8.375%, 3/15/13	75,000	80,275
Baa2	A	Verizon New England, 6.5%, 9/15/11	75,000	77,766

		UTILITIES: 1.2%
Baa2	A-	Dominion Resources Inc., 5.7%, 9/17/12	75,000	76,519
A2	A-	Wisconsin Power & Light, 7.625%, 3/1/10	25,000	26,197

		TOTAL CORPORATE DEBT SECURITIES (Cost $2,937,185)		$2,870,322

		MORTGAGE BACKED SECURITIES: 31.9% of net assets
Aaa	AAA	Freddie Mac, Mortgage Pool #G11911, 5%, 2/1/21	156,146	162,478
Aaa	AAA	Freddie Mac, Mortgage Pool #G13342, 4.5%, 11/1/23	191,189	197,019
Aaa	AAA	Freddie Mac, Mortgage Pool #A51727, 6%, 8/1/36	180,819	189,304
Aaa	AAA	Freddie Mac, Mortgage Pool #C02660, 6.5%, 11/1/36	120,772	127,492
Aaa	AAA	Freddie Mac, Mortgage Pool #G04815, 5%, 9/1/38	199,229	205,733
Aaa	AAA	Fannie Mae, Mortgage Pool #725341, 5%, 2/1/19	61,127	63,893
Aaa	AAA	Fannie Mae, Mortgage Pool #745406, 6%, 3/1/21	96,774	101,908
Aaa	AAA	Fannie Mae, Mortgage Pool #837199, 5.5%, 3/1/21	112,992	118,014
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	23,762	25,225
Aaa	AAA	Fannie Mae, Mortgage Pool #745147, 4.5%, 12/1/35	206,264	211,141
Aaa	AAA	Fannie Mae, Mortgage Pool #745275, 5%, 2/1/36	229,323	237,188
Aaa	AAA	Fannie Mae, Mortgage Pool #745355, 5%, 3/1/36	304,672	315,121
Aaa	AAA	Fannie Mae, Mortgage Pool #745516, 5.5%, 5/1/36	108,612	112,982
Aaa	AAA	Fannie Mae, Mortgage Pool #256514, 6%, 12/1/36	141,305	147,869
Aaa	AAA	Fannie Mae, Mortgage Pool #902070, 6%, 12/1/36	111,389	116,563
Aaa	AAA	Fannie Mae, Mortgage Pool #903002, 6%, 12/1/36	118,397	123,898
Aaa	AAA	Fannie Mae, Mortgage Pool #905805, 6%, 12/1/36	197,568	205,332
Aaa	AAA	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38	82,296	85,512
Aaa	AAA	Fannie Mae, Mortgage Pool #965649, 6%, 1/1/38	87,499	91,505

		TOTAL MORTGAGE BACKED SECURITIES (Cost $2,749,085)		$2,838,177

		US GOVERNMENT & AGENCY OBLIGATIONS: 16.9% of net assets
Aaa	AAA	Freddie Mac, 5%, 10/18/10	150,000	158,307
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	235,000	256,935
Aaa	AAA	Freddie Mac, 5.5%, 9/15/12	250,000	275,347
Aaa	AAA	US Treasury Note, 4.25%, 11/15/17	100,000	113,469
Aaa	AAA	US Treasury Note, 3.875%, 5/15/18	265,000	292,411
Aaa	AAA	US Treasury Note, 3.755%, 11/15/18	200,000	218,079
Aaa	AAA	US Treasury Note, 5.375%, 2/15/31	150,000	189,164

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,398,965)		$1,503,712

		REPURCHASE AGREEMENT: 17.8% of net assets
		With U.S. Bank National Association issued 3/31/09 at 0.01%, due
		4/01/09, collateralized by $1,609,764 in Fannie Mae MBS #255494
		due 11/1/19. Proceeds at maturity are $1,578,190 (Cost $1,578,190)		1,578,190

		TOTAL INVESTMENTS: 98.9% of net assets (Cost $8,663,425)		$8,790,401

		CASH AND RECEIVABLES LESS LIABILITIES: 1.1% of net assets		100,207

		NET ASSETS: 100.00%		$8,890,608

		Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
		These inputs are summarized in the three broad levels listed below.

		Level 1: Quoted prices in active markets for identical securities

		Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

		Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

		The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		The following is a summary of the inputs used to value the Funds' assets as of March 31, 2009 (unaudited):

		Valuation Inputs
		Level 1: Quoted Prices	$0
		Level 2: Other significant observable inputs	8,790,401
		Level 3: Significant unobservable inputs	0
		Total	$8,790,401

Madison Mosaic Income Trust

Government Fund

Portfolio of Investments - March 31, 2009 (unaudited)

Credit Rating*
Moody's	S&P		Principal Amount	Market Value

		US GOVERNMENT & AGENCY OBLIGATIONS: 97.7% of net assets

		US GOVERNMENT AGENCY NOTES: 50.9%
Aaa	AAA	Federal Home Loan Bank, 4.0%, 9/6/13	$150,000	$160,127
Aaa	AAA	Fannie Mae, 6.625%, 11/15/10	105,000	114,077
Aaa	AAA	Fannie Mae, 3.15%, 4/1/11	150,000	150,000
Aaa	AAA	Fannie Mae, 6%, 5/15/11	100,000	109,724
Aaa	AAA	Fannie Mae, 6.125%, 3/15/12	100,000	112,780
Aaa	AAA	Fannie Mae, 4.875%, 5/18/12	100,000	109,044
Aaa	AAA	Fannie Mae, 3.625%, 2/12/13	150,000	158,954
Aaa	AAA	Fannie Mae, 4.75%, 2/21/13	150,000	165,054
Aaa	AAA	Fannie Mae, 4.375%, 7/17/13	150,000	162,645
Aaa	AAA	Fannie Mae, 4.625%, 10/15/13	200,000	219,839
Aaa	AAA	Freddie Mac, 5%, 10/18/10	155,000	163,584
Aaa	AAA	Freddie Mac, 3.125%, 10/25/10	50,000	51,497
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	300,000	328,003
Aaa	AAA	Freddie Mac, 4.5%, 7/15/13	150,000	163,726

		US TREASURY NOTES: 28.6%
Aaa	AAA	US Treasury Note, 5.125%, 6/30/11	365,000	400,302
Aaa	AAA	US Treasury Note, 4.75%, 5/31/12	300,000	332,789
Aaa	AAA	US Treasury Note, 4%, 11/15/12	250,000	274,141
Aaa	AAA	US Treasury Note, 4.5%, 5/15/17	90,000	103,648
Aaa	AAA	US Treasury Note, 3.75%, 11/15/18	100,000	109,039

		MORTGAGE BACKED SECURITIES: 18.2%
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18	43,232	45,424
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5%, 6/1/18	77,664	81,177
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	17,822	18,919
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32	17,661	18,748
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32	34,639	36,394
Aaa	AAA	Fannie Mae, Mortgage Pool #745147, 4.5%, 12/1/35	206,264	211,141
Aaa	AAA	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38	82,296	85,512
Aaa	AAA	Freddie Mac, Mortgage Pool #E90778, 5.5%, 8/1/17	34,170	35,881
Aaa	AAA	Freddie Mac, Mortgage Pool #G13342, 4.5%, 11/1/23	95,594	98,510
Aaa	AAA	Freddie Mac, Mortgage Pool #C01364, 6.5%, 6/1/32	20,250	21,513
Aaa	AAA	Government National Mortgage Association, Mortgage Pool #2483, 7%, 9/20/27	10,471	11,200
Aaa	AAA	Government National Mortgage Association, Mortgage Pool #676516, 6%, 2/15/38	105,797	110,701

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,993,486)		$4,164,093

		REPURCHASE AGREEMENT: 1.3% of net assets
		With U.S. Bank National Association issued 3/31/09 at 0.01%, due
		4/01/09, collateralized by $53,928 in Fannie Mae MBS #255494
		due 11/1/19. Proceeds at maturity are $52,870 (Cost $52,870)		52,870

		TOTAL INVESTMENTS: 99.0% of net assets (Cost $4,046,356)		$ 4,216,963

		CASH AND RECEIVABLES LESS LIABILITIES: 1.0% of net assets		42,812

		NET ASSETS: 100.00%		$ 4,259,775

		Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
		These inputs are summarized in the three broad levels listed below.

		Level 1: Quoted prices in active markets for identical securities

		Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

		Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

		The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		The following is a summary of the inputs used to value the Funds' assets as of March 31, 2009 (unaudited):

		Valuation Inputs
		Level 1: Quoted Prices	$0
		Level 2: Other significant observable inputs	4,216,963
		Level 3: Significant unobservable inputs	0
		Total	$4,216,963

Madison Mosaic Income Trust

Institutional Bond Fund

Portfolio of Investments - March 31, 2009 (unaudited)

Credit Rating			Principal Amount	Market Value
Moody's	S&P

		CORPORATE DEBT SECURITIES: 48.1% of net assets

		BANKS: 1.3%
A2	A	Bank of America, 4.875%, 9/15/12	$50,000	$45,161

		COMPUTERS & PERIPHERAL: 4.3%
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12	70,000	73,550
A1	A+	IBM Corp, 4.75%, 11/29/12	70,000	74,256

		CONSUMER DISCRETIONARY: 5.3%
A3	A	McDonald's Corp., 5.35%, 3/1/18	60,000	63,414
A2	A+	Target Corp., 5.875%, 3/1/12	55,000	58,801
Aa2	AA	Wal-Mart Stores, Inc., 4.55%, 5/1/13	55,000	58,468

		CONSUMER STAPLES: 8.0%
Aa3	A+	Coca-Cola Co., 4.875%, 3/15/19	70,000	70,878
Aa2	A+	Pepsico Inc., 4.65%, 2/15/13	70,000	74,377
A1	A+	Sysco Corp., 5.25%, 2/12/18	67,000	68,069
A2	A+	Walgreen Co., 4.875%, 8/01/13	60,000	63,642

		ENERGY: 2.2%
A1	A	Conoco Funding Co., 6.35%, 10/15/11	70,000	75,785

		FINANCIALS: 15.6%
A2	A	American Express Co., 4.75%, 6/17/09	25,000	61,660
A2	A	American Express Co., 4.875%, 7/15/13	70,000	25,057
A3	A	Citigroup Inc., 4.25%, 7/29/09	20,000	19,807
Aa2	AA+	General Electric Capital Corp., 4.25%, 6/15/12	70,000	62,139
A1	A	Goldman Sachs, 6.65%, 5/15/09	35,000	35,111
A1	A	Goldman Sachs, 6.60%, 1/15/12	70,000	69,950
A3	A	Household Finance Co., 6.375%, 10/15/11	70,000	60,551
Baa2	BBB+	International Lease Finance, 4.875%, 9/1/10	50,000	36,536
A1	A	JP Morgan Chase, 5.25%, 5/1/15	55,000	49,322
A2	A	Merrill Lynch & Co., Inc., 5.77%, 7/25/11	70,000	63,035
A2	A	Morgan Stanley & Co., 5.375%, 10/15/15	60,000	54,278

		HEALTH CARE: 4.2%
A1	AA	Abbott Laboratories, 5.6%, 11/30/17	70,000	74,102
A1	AA	Eli Lilly & Co., 4.2%, 3/06/14	70,000	72,184

		INDUSTRIAL: 2.1%
Aa3	AA-	United Parcel, 5.5%, 1/15/18	70,000	72,735

		TECHNOLOGY: 3.1%
A1	A+	Cisco Systems, Inc., 5.25%, 2/22/11	50,000	52,889
A2	A	Oracle Corp., 4.95%, 4/15/13	50,000	52,887

		UTILITIES: 2.0%
A1	A+	National Rural Utilities, 4.75%, 3/1/14	70,000	68,195

		TOTAL CORPORATE DEBT SECURITIES (Cost $1,686,525)		$1,656,839

		US GOVERNMENT & AGENCY OBLIGATIONS: 43.5% of net assets
Aaa	AAA	Fannie Mae, 4.625%, 12/15/09	35,000	35,911
Aaa	AAA	Fannie Mae, 4.625%, 10/15/14	135,000	148,849
Aaa	AAA	Freddie Mac, 5.125%, 7/15/12	130,000	143,328
Aaa	AAA	Freddie Mac, 4.50%, 7/15/13	200,000	218,301
Aaa	AAA	US Treasury Note, 3.625%, 1/15/10	75,000	76,831
Aaa	AAA	US Treasury Note, 4.5%, 2/28/11	125,000	133,809
Aaa	AAA	US Treasury Note, 4.875%, 2/15/12	200,000	221,625
Aaa	AAA	US Treasury Note, 4.0%, 11/15/12	200,000	219,313
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14	150,000	169,828
Aaa	AAA	US Treasury Note, 4.5%, 2/15/16	15,000	17,311
Aaa	AAA	US Treasury Note, 4.5%, 5/15/17	100,000	115,164

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,436,451)		$1,500,270

		TOTAL DEBT INSTRUMENTS (Cost $3,122,976)		$3,157,109

		REPURCHASE AGREEMENT: 6.9% of net assets
		With U.S. Bank National Association issued 3/31/09 at 0.01%, due
		4/01/09, collateralized by $243,910 in Fannie Mae MBS #255494
		due 11/1/19. Proceeds at maturity are $239,125 (Cost $239,125)		239,125

		TOTAL INVESTMENTS: 98.5% of net assets (Cost $3,362,101)		$3,396,234

		CASH AND RECEIVABLES LESS LIABILITIES: 1.5% of net assets		51,230

		NET ASSETS: 100.00%		$3,447,464

		Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
		These inputs are summarized in the three broad levels listed below.

		Level 1: Quoted prices in active markets for identical securities

		Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

		Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

		The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		The following is a summary of the inputs used to value the Funds' assets as of March 31, 2009 (unaudited):

		Valuation Inputs
		Level 1: Quoted Prices	$0
		Level 2: Other significant observable inputs	3,396,234
		Level 3: Significant unobservable inputs	0
		Total	$3,396,234

Madison Mosaic Income Trust

COINS Fund

Portfolio of Investments - March 31, 2009 (unaudited)

Credit Rating*
Moody's	S&P		Principal Amount	Market Value

		CORPORATE DEBT SECURITIES: 97.3% of net assets

		BANKS: 5.8%
A2	A	Bank of America, 4.875%, 9/15/12	$20,000	$18,065
A1	A	Bank One Corp., 7.875%, 8/1/10	20,000	20,545
A2	AA-	Wells Fargo & Co., 4.95%, 10/16/13	15,000	13,296

		CHEMICALS: 2.9%
A2	A	DuPont, 4.75%, 11/15/12	25,000	25,838

		COMPUTERS & PERIPHERAL: 4.7%
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12	20,000	21,014
A1	A+	IBM Corp., 4.75%, 11/29/12	20,000	21,216

		CONSUMER DISCRETIONARY: 11.0%
Baa2	BBB+	Comcast Cable, 5.9%, 3/15/16	15,000	14,510
A2	A	Costco Wholesale Corp., 5.3%, 3/15/12	20,000	21,348
A1	A+	Lowe's Companies, Inc., 8.25%, 6/1/10	20,000	21,113
A3	A	McDonald's Corp., 5.8%, 10/15/17	10,000	10,769
A2	A+	Target Corp., 5.875%, 7/15/16	20,000	20,779
Baa3	BBB-	YUM! Brands Inc., 7.7%, 7/1/12	10,000	10,716

		CONSUMER STAPLES: 16.0%
Aa2	A+	Bottling Group LLC, 4.625%, 11/15/12	20,000	20,675
Aa3	A+	Coca Cola Co., 5.35%, 11/15/17	25,000	26,751
A3	A	Coca Cola Enterprises, 7.375%, 3/03/14	10,000	11,371
A3	BBB+	Kellogg Co., 6.6%, 4/1/11	15,000	16,054
A2	A	Kimberly-Clark, 6.125%, 8/1/17	10,000	10,783
Baa2	BBB+	Kraft Foods Inc., 6.5%, 8/11/17	10,000	10,314
AA3	AA-	Proctor & Gamble Co., 4.95%, 8/15/14	20,000	21,624
A1	A+	Sysco Corp., 5.25%, 2/12/18	25,000	25,399

		ENERGY: 3.6%
A1	A	Conoco Funding Co., 6.35%, 10/15/11	20,000	21,653
Baa2	BBB	Valero Energy Corp., 6.875%, 4/15/12	10,000	10,099

		FINANCIALS: 17.5%
A2	A	American Express, 4.875%, 7/15/13	25,000	22,021
Baa2	BBB	CIT Group Inc., 4.125%, 11/3/09	15,000	13,666
Baa1	A-	Citigroup Inc., 5.5%, 2/15/17	20,000	12,582
Aa2	AA+	General Electric Capital Corp., 5.4%, 2/15/17	25,000	21,914
A1	A	Goldman Sachs, 6.65%, 5/15/09	20,000	20,038
A3	A	Household Finance Co., 6.375%, 10/15/11	25,000	21,625
Baa2	BBB+	International Lease Finance, 4.875%, 9/1/10	20,000	14,615
A1	A	JP Morgan Chase, 5.125%, 9/15/14	5,000	4,428
A2	A	Merrill Lynch & Co., Inc., 6.4%, 8/28/17	15,000	10,777
A2	A	Morgan Stanley & Co., 4.25%, 5/15/10	15,000	14,588

		HEALTH CARE: 7.6%
A1	AA	Abbott Laboratories, 5.875%, 5/15/16	25,000	26,850
A1	AA	Eli Lilly & Co., 6%, 3/15/12	15,000	16,467
Baa1	A-	UnitedHealth Group, 5%, 8/15/14	15,000	14,545
Baa1	A-	Wellpoint Inc., 5%, 1/15/11	10,000	10,033

		INDUSTRIAL: 5.3%
AA1	AA-	3M Company, 4.5%, 11/1/11	25,000	26,523
Aa3	AA-	United Parcel, 5.5%, 1/15/18	20,000	20,781

		INSURANCE: 4.5%
A3	A-	Allstate Corp., 7.2%, 12/1/09	20,000	19,833
Aaa	AAA	Berkshire Hathaway Inc., 4.85%, 1/15/15	20,000	20,220

		LEISURE & TOURISM: 2.4%
A2	A	Walt Disney Co., 5.7%, 7/15/11	20,000	21,425

		OIL: 2.8%
Baa1	BBB+	Devon Energy Corp., 5.625%, 1/15/14	15,000	15,231
Baa1	BBB+	Marathon Oil Corp., 6.5%, 2/15/14	10,000	10,163

		TECHNOLOGY: 6.4%
A1	A+	Cisco Systems, Inc., 5.5%, 2/22/16	25,000	26,492
Baa2	BBB	Intuit Inc., 5.4%, 3/15/12	10,000	9,429
A2	A	Oracle Corp., 5.75%, 4/15/18	20,000	20,909

		TELECOMMUNICATIONS: 2.9%
A2	A	Bellsouth Corp., 6%, 10/15/11	15,000	15,612
Baa2	A	Verizon New England, 6.5%, 9/15/11	10,000	10,369

		UTILITIES: 3.9%
Baa2	A-	Dominion Resources, 5.7%, 9/17/12	10,000	10,203
A1	A+	National Rural Utilities, 4.75%, 3/1/14	25,000	24,355

		TOTAL CORPORATE DEBT SECURITIES (Cost $870,831)		$869,626

		REPURCHASE AGREEMENT: 1.3% of net assets
		With U.S. Bank National Association issued 3/31/09 at 0.01%, due
		4/01/09, collateralized by $11,941 in Fannie Mae MBS #255494
		due 11/1/19. Proceeds at maturity are $11,707 (Cost $11,707)		11,707

		TOTAL INVESTMENTS: 98.6% of net assets (Cost $882,538)		$881,333

		CASH AND RECEIVABLES LESS LIABILITIES: 1.4% of net assets		12,109

		NET ASSETS: 100.00%		$893,442

		Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
		These inputs are summarized in the three broad levels listed below.

		Level 1: Quoted prices in active markets for identical securities

		Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

		Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

		The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		The following is a summary of the inputs used to value the Funds' assets as of March 31, 2009 (unaudited):

		Valuation Inputs
		Level 1: Quoted Prices	$0
		Level 2: Other significant observable inputs	881,333
		Level 3: Significant unobservable inputs	0
		Total	$881,333

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 21, 2009

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 21, 2009